INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 31,	December 31,
Finite-lived intangible assets	2024	2023
Patent Costs	$380,809	$329,232
Intangible assets, gross	380,809	329,232
Less: Accumulated amortization	(50,617)	(42,803)
Intangible assets, net	$330,192	$286,429

Finite-lived intangible assets	December 31, 2023	December 31, 2022
Patent Costs	$329,232	$156,196
Intangible assets, gross	329,232	156,196
Less: Accumulated amortization	(42,803)	(18,639)
Intangible assets, net	$286,429	$137,557